Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Summary Of Significant Accounting Policies [Line Items]
Cash insured with federal insurance corporation		$ 250,000	$ 250,000
Unrecognised tax benefits			0
Accrued interest and penalties on unrecognised tax benefits			0
Cash equivalents		0	$ 0
Reclassifications From Permanent Equity To Temporary Equity	6,400,000
Private Placement Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share			28,733,334
As Previously Restated
Summary Of Significant Accounting Policies [Line Items]
Minimum Net Worth Required for Compliance		$ 5,000,001	$ 5,000,001
IPO [Member] | Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights number of warrants issued during the period		19,166,667
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights number of warrants issued during the period		9,566,667	9,566,667
Ordinary Class A [Member]
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption		57,500,000	57,500,000
Ordinary shares subject to possible redemption		57,500,000
Antidilutive securities excluded from the computation of earnings per share		28,733,334